SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Lawsuit insurance receivable	$ 1,923,000	$ 1,486,000
Prepaid computer support service	151,000	111,000
Prepaid insurance	137,000	104,000	419,000
Prepaid advertising, promotion and trade show	79,000	5,000
Prepaid expenses	75,000	17,000	181,000
Prepaid professional and consulting	54,000	15,000
Other		258,000	345,000
Total other current assets	2,539,000	1,865,000	$ 945,000
Other	$ 120,000	$ 127,000